SHARE CAPITAL AND RESERVES - Share-based payments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 4,633	$ 9,777
Legacy stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,506	6,316
LTIP stock option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,088	917
LTIP RSU and DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,383	1,066
Obligation to issue shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 656	$ 1,478